As filed with the Securities and Exchange Commission on December 24, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2013

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 76.3%
Aerospace & Defense: 0.1%
10,000	TransDigm Group, Inc.	$1,454,100
Capital Markets: 7.1%
145,500	Diamond Hill Investment Group, Inc.	16,044,285
1,715,000	LPL Financial Holdings, Inc.	69,869,100
2,900,000	TD Ameritrade Holding Corp.	79,054,000
		164,967,385
Diversified Financial Services: 9.3%
3,054,000	Moody's Corp.1	215,795,640
Diversified Operations: 2.4%
2,000,000	Leucadia National Corp.	56,680,000
Hotels, Restaurants & Leisure: 1.0%
11,800,000	Bwin.Party Digital Entertainment PLC	23,234,082
Industrial Services & Distributions: 0.7%
1,543,150	Diploma PLC	17,146,936
Insurance: 7.7%
200,000	Berkshire Hathaway, Inc. - Class B *	23,016,000
297,569	Markel Corp. *	157,613,372
		180,629,372
IT Services: 13.4%
300,000	Mastercard, Inc.	215,130,000
500,000	Visa, Inc.	98,335,000
		313,465,000
Machinery: 8.3%
3,442,500	Colfax Corp. *	192,642,300
Media: 4.9%
500,000	DIRECTV *	31,245,000
400,000	Discovery Communications, Inc. *	33,084,000
2,530,000	Live Nation Entertainment, Inc. *	49,183,200
		113,512,200
Multiline Retail: 5.0%
2,000,000	Dollar Tree, Inc. *	116,800,000
Oil, Gas & Consumable Fuels: 2.7%
300,000	MarkWest Energy Partners LP	22,284,000
935,000	NuStar Energy LP	40,317,200
		62,601,200
Professional Services: 2.4%
800,000	Verisk Analytics, Inc. - Class A *	54,816,000
Software: 1.7%
50,000	ANSYS, Inc. *	4,372,500
136,500	Equinix, Inc. *	22,042,020
130,000	FactSet Research Systems, Inc.1	14,162,200
		40,576,720
Specialty Retail: 7.6%
500,000	Monro Muffler Brake, Inc.1	23,000,000
500,000	O'Reilly Automotive, Inc. *	61,905,000
1,200,000	Ross Stores, Inc.	92,820,000
		177,725,000

Technology: 2.0%
91,000	Apple, Inc.	47,533,850
TOTAL COMMON STOCKS
(Cost $1,224,386,431)		1,779,579,785
PARTNERSHIPS & TRUSTS: 6.8%
Real Estate Investment Trust: 6.8%
2,000,000	American Tower Corp.	158,700,000
TOTAL PARTNERSHIPS & TRUSTS
(Cost $125,684,866)		158,700,000

Principal Amount
ASSET BACKED BONDS: 8.8%
	Access Group, Inc.2
$23,711,421	0.268%, 4/25/17	23,453,085
	Ally Auto Receivables Trust
25,109,058	0.740%, 4/15/16	25,153,878
	Ally Master Owner Trust2
9,350,000	1.044%, 1/15/16	9,361,257
	AmeriCredit Automobile Receivables Trust
143,974	0.250%, 4/8/14	143,976
	BMW Vehicle Owner Trust
12,000,000	0.230%, 10/27/14	12,000,000
	CarMax Auto Owner Trust
14,102,457	0.430%, 9/15/15	14,098,170
	Chase Issuance Trust2
25,000,000	0.274%, 5/16/16	25,000,750
	Chrysler Capital Auto Receivables Trust3
15,000,000	0.290%, 11/17/14	15,000,488
	MMAF Equipment Finance LLC3
9,911,811	0.280%, 9/5/14	9,912,074
	Porsche Innovative Lease Owner Trust3
16,000,000	0.230%, 11/24/14	16,000,000
	Santander Drive Auto Receivables Trust
54,400,000	3.060%, 11/15/17	55,507,012
TOTAL ASSET BACKED BONDS
(Cost $205,563,992)		205,630,690
CORPORATE BONDS: 1.1%
	The Goldman Sachs Group, Inc.2
11,000,000	1.265%, 2/7/14	11,021,934
	Novartis Capital Corp.
15,000,000	4.125%, 2/10/14	15,143,505
TOTAL CORPORATE BONDS
(Cost $26,177,720)		26,165,439

Shares
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 0.7%
15,114,552	First American Prime Obligations Fund - Class Z, 0.02%4	15,114,552
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $15,114,552)		15,114,552

TOTAL INVESTMENTS IN SECURITIES: 93.7%
(Cost $1,596,927,561)	2,185,190,466
Other Assets in Excess of Liabilities: 6.3%	146,477,561
TOTAL NET ASSETS: 100.0%	$2,331,668,027

*	Non-income producing security.
1	This security or a portion of this security is out on loan as of October 31, 2013. The total market value of securities on loan was $14,831,040 or 0.6% of net assets.
2	Variable rate security; rate shown is the rate in effect on October 31, 2013.
3
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the value of these securities was $40,912,562 or 1.8% of net assets.

4	Seven-day yield as of October 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at October 31, 2013 was as follows+:

Cost of investments	$1,597,371,435
Gross unrealized appreciation	599,719,933
Gross unrealized depreciation	(11,900,902)
Net unrealized appreciation	$587,819,031

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Akre Focus Fund’s (the "Fund") previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at October 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2013. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,779,579,785	$-	$-	$1,779,579,785
Partnerships & Trusts	158,700,000	-	-	158,700,000
Asset Backed Bonds	-	205,630,690	-	205,630,690
Corporate Bonds	-	26,165,439	-	26,165,439
Investments Purchased with Cash Proceeds from Securities Lending	15,114,552	-	-	15,114,552
Total Investments in Securities	$1,953,394,337	$231,796,129	$-	$2,185,190,466

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date  December 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date  December 17, 2013

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date  December 17, 2013

* Print the name and title of each signing officer under his or her signature.